UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB National Municipal Income Fund

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 161.1%
Long-Term Municipal Bonds – 161.1%
Alabama – 3.8%
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/46	$10,000	$11,067,300
State of Alabama Docks Department
AGM Series 2017A
5.00%, 10/01/34	2,000	2,242,960
AGM Series 2017C
5.00%, 10/01/36	2,000	2,238,180

		15,548,440

Arizona – 1.1%
Salt Verde Financial Corp.
(Citigroup, Inc.)
Series 2007
5.25%, 12/01/22-12/01/23	4,150	4,649,044

Arkansas – 0.5%
Pulaski County Public Facilities Board
(Baptist Health Obligated Group)
Series 2014
5.00%, 12/01/42	2,000	2,158,940

California – 20.5%
Anaheim Public Financing Authority
(City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/39	3,500	3,872,820
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/32 (Pre-refunded/ETM)	5,720	6,524,061
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	4,860	4,935,039
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37(a)	3,075	3,218,879
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/36(a)	800	849,800
City of Los Angeles Department of Airports
Series 2009A
5.25%, 5/15/29	5,700	5,762,073
County of San Bernardino CA
(County of San Bernardino CA COP)
Series 2009A
5.25%, 8/01/26	1,455	1,479,531
Los Angeles County Metropolitan Transportation Authority
(Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013B
5.00%, 7/01/34	1,770	1,996,153

	Principal Amount (000)	U.S. $ Value
Los Angeles Department of Water
Series 2013B
5.00%, 7/01/32	$3,840	$4,318,541
Los Angeles Department of Water & Power Power System Revenue
Series 2013A
5.00%, 7/01/30	6,165	6,869,166
5.00%, 7/01/30 (Pre-refunded/ETM)(b)	90	101,767
Series 2013B
5.00%, 7/01/30	10,000	11,282,200
San Bernardino County Transportation Authority
Series 2015-2
5.00%, 3/01/32-3/01/34(c)	11,340	12,870,798
State of California
Series 2013
5.00%, 11/01/30	5,800	6,546,808
University of California
Series 2012G
5.00%, 5/15/31	3,825	4,211,822
5.00%, 5/15/31 (Pre-refunded/ETM)(b)	3,175	3,528,282
Series 2013A
5.00%, 5/15/30	2,875	3,232,104
5.00%, 5/15/30 (Pre-refunded/ETM)(b)	2,480	2,832,978

		84,432,822

Colorado – 1.8%
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	7,534,773

Connecticut – 8.8%
Connecticut State Health & Educational Facilities Authority
(Sacred Heart University, Inc.)
Series 2017I-1
5.00%, 7/01/42	2,410	2,645,505
State of Connecticut
Series 2013C
5.00%, 7/15/27	7,165	7,841,663
Series 2013E
5.00%, 8/15/29	4,800	5,229,264
State of Connecticut Special Tax Revenue
Series 2011A
5.00%, 12/01/28	5,000	5,337,300
Series 2012
5.00%, 1/01/29	13,855	15,072,023

		36,125,755

District of Columbia – 1.6%
District of Columbia
Series 2013A
5.00%, 6/01/29	5,000	5,587,550
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	1,000	1,122,800

		6,710,350

	Principal Amount (000)	U.S. $ Value
Florida – 6.8%
Alachua County Health Facilities Authority
(Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	$4,560	$4,885,128
Brevard County Health Facilities Authority
(Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,096,890
Florida Ports Financing Commission
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,529,878
Halifax Hospital Medical Center
(Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	2,655	2,866,577
Miami Beach Health Facilities Authority
(Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	9,250	9,786,223
Putnam County Development Authority/FL
(Seminole Electric Cooperative, Inc.)
Series 2018A
5.00%, 3/15/42	4,500	4,973,985

		28,138,681

Georgia – 1.5%
Augusta Development Authority
(AU Health System Obligated Group)
Series 2018
5.00%, 7/01/36	4,170	4,579,827
City of Atlanta Department of Aviation
(Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/32	1,275	1,435,153

		6,014,980

Hawaii – 1.9%
State of Hawaii Airports System Revenue
Series 2010A
5.00%, 7/01/34	5,000	5,182,400
Series 2015A
5.00%, 7/01/45	2,500	2,748,150

		7,930,550

Illinois – 11.8%
Chicago Board of Education
Series 2017C
5.00%, 12/01/34	1,945	2,010,760
Chicago O’Hare International Airport
Series 2016B
5.00%, 1/01/41	8,000	8,735,600
Series 2016C

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/38	$2,350	$2,582,744
Series 2018A
5.00%, 1/01/48	6,300	6,875,631
Illinois Finance Authority
(Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	1,250	1,247,662
Illinois Finance Authority
(OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/45	4,500	4,806,000
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/40	3,000	3,308,040
State of Illinois
Series 2014
5.00%, 4/01/30-2/01/39	12,070	12,417,676
Series 2017D
5.00%, 11/01/28	5,000	5,399,950
Series 2018A
5.00%, 10/01/27	1,000	1,084,710

		48,468,773

Indiana – 0.3%
Indiana Finance Authority
(Ohio River Bridges)
Series 2013A
5.00%, 7/01/44	1,250	1,316,538

Iowa – 0.3%
Iowa Finance Authority
(Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	1,205	1,281,855

Kansas – 1.4%
City of Lawrence KS
(Lawrence Memorial Hospital/KS)
Series 2018
5.00%, 7/01/48	5,000	5,520,700

Kentucky – 1.5%
Kentucky Economic Development Finance Authority
(Next Generation Kentucky Information Highway)
Series 2015A
4.25%, 7/01/35	630	630,202
Kentucky Turnpike Authority
Series 2013A
5.00%, 7/01/29	5,000	5,571,650

		6,201,852

Maryland – 1.8%
Maryland Health & Higher Educational Facilities Authority
(Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/45	6,725	7,187,814

	Principal Amount (000)	U.S. $ Value
Massachusetts – 4.1%
Massachusetts School Building Authority
(Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	$13,000	$13,993,850
Series 2012B
5.00%, 8/15/30	2,480	2,720,833

		16,714,683

Michigan – 12.1%
Detroit City School District
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	6,577,785
Detroit Downtown Development Authority
AGM Series 2018A
5.00%, 7/01/43-7/01/48	13,020	13,894,025
Michigan Finance Authority
(Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D-1
5.00%, 7/01/35	1,250	1,378,513
Michigan Finance Authority
(Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/36	2,710	2,768,102
Michigan Finance Authority
(Public Lighting Authority)
Series 2014B
5.00%, 7/01/34	2,250	2,449,597
Michigan Strategic Fund
(Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30(a) (b)	3,420	3,813,505
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/23(d)	2,140	1,809,841
Wayne State University
Series 2009A
5.00%, 11/15/29	4,520	4,622,242
5.00%, 11/15/29 (Pre-refunded/ETM)(b)	11,980	12,282,136

		49,595,746

Minnesota – 2.3%
City of Rochester MN (Mayo Clinic)
Series 2018
4.00%, 11/15/48	3,000	3,077,130
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series 2018A
5.00%, 2/15/58	6,000	6,488,760

		9,565,890

	Principal Amount (000)	U.S. $ Value
Nebraska – 2.8%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 9/01/42	$10,000	$11,516,900

New Jersey – 11.3%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/31	2,500	2,667,975
Series 2016B
5.50%, 6/15/30	5,000	5,685,700
New Jersey Economic Development Authority
(NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	1,000	1,075,940
New Jersey Health Care Facilities Financing Authority
(New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/36	2,500	2,676,150
New Jersey Health Care Facilities Financing Authority
(RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	6,450	6,978,900
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,750	5,320,047
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/29	6,500	7,203,625
Series 2013A
5.00%, 1/01/31 (Pre-refunded/ETM)	5,000	5,547,600
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/46	8,990	9,294,042

		46,449,979

New York – 19.2%
City of New York NY
Series 2012B
5.00%, 8/01/30	5,070	5,564,325
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/29	4,000	4,363,000
Series 2012F
5.00%, 11/15/27	1,575	1,725,680
Series 2013A
5.00%, 11/15/29 (Pre-refunded/ETM)	1,830	2,082,321
Series 2014B
5.25%, 11/15/34	4,000	4,454,920
Metropolitan Transportation Authority
(Metropolitan Transportation Authority Ded Tax)
Series 2016A

	Principal Amount (000)	U.S. $ Value
5.25%, 11/15/35(c)	$14,260	$16,752,078
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	5,000	5,357,750
Series 2013D
5.00%, 6/15/34	3,600	3,991,824
New York City NY Transitional
Series 2007B
5.00%, 8/01/34-8/01/37(c)	10,000	11,306,560
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)(b)	1,135	1,245,175
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2012B
5.00%, 3/15/32	7,600	8,272,828
Series 2012D
5.00%, 2/15/29	6,865	7,476,122
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/32	4,400	4,888,444
Ulster County Capital Resource Corp.
(Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37(b)	490	462,197
5.25%, 9/15/42-9/15/53(b)	1,320	1,239,864

		79,183,088

North Carolina – 2.5%
North Carolina Medical Care Commission
(Vidant Health Obligated Group)
Series 2015
5.00%, 6/01/45	4,445	4,783,576
North Carolina Turnpike Authority
Series 2018
5.00%, 1/01/40	5,000	5,534,950

		10,318,526

Ohio – 0.9%
City of Chillicothe /OH
(Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/47	1,800	1,943,748
County of Cuyahoga /OH
(MetroHealth System (The))
Series 2017
5.00%, 2/15/42	1,500	1,566,495

		3,510,243

Oklahoma – 2.3%
Oklahoma City Airport Trust
Series 2018
5.00%, 7/01/43-7/01/47	7,000	7,744,030
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/45	1,700	1,833,960

		9,577,990

	Principal Amount (000)	U.S. $ Value
Oregon – 1.3%
Oregon State Lottery
Series 2011A
5.25%, 4/01/25	$695	$744,755
5.25%, 4/01/25 (Pre-refunded/ETM)(b)	4,305	4,625,507

		5,370,262

Pennsylvania – 12.5%
Allegheny County Hospital Development Authority
(Allegheny Health Network Obligated Group)
Series 2018A
5.00%, 4/01/47	5,000	5,427,950
Allegheny County Industrial Development Authority
(Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	315	315,633
Butler County Hospital Authority
(Butler Health System Obligated Group)
Series 2015
5.00%, 7/01/35-7/01/39	3,510	3,824,368
Montgomery County Higher Education & Health Authority
(Thomas Jefferson University Obligated Group)
Series 2018
5.00%, 9/01/43-9/01/48	13,250	14,603,290
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)(b)	3,480	3,657,515
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-6/30/42	9,270	9,952,161
Pennsylvania Turnpike Commission
Series 2014A
5.00%, 12/01/31-12/01/33	6,355	7,084,912
Philadelphia Authority for Industrial Development
(LLPCS Foundation)
Series 2005A
5.25%, 7/01/24(b) (e) (f) (g)	1,150	11,500
School District of Philadelphia (The)
Series 2016F
5.00%, 9/01/35	5,000	5,547,800
Scranton School District/PA
BAM Series 2017E
4.00%, 12/01/37	1,025	1,042,517

		51,467,646

	Principal Amount (000)	U.S. $ Value
South Carolina – 4.8%
South Carolina Jobs-Economic Development Authority
(Prisma Health Obligated Group)
Series 2018A
5.00%, 5/01/48	$5,900	$6,403,978
South Carolina Ports Authority
Series 2015
5.00%, 7/01/45	5,000	5,400,250
South Carolina Public Service Authority
Series 2014A
5.00%, 12/01/49	1,400	1,466,472
Series 2014C
5.00%, 12/01/46	1,000	1,053,040
Series 2016B
5.00%, 12/01/41	5,000	5,357,100

		19,680,840

Tennessee – 1.9%
Chattanooga-Hamilton County Hospital Authority
Series 2014
5.00%, 10/01/44	7,500	7,957,875

Texas – 10.0%
Arlington Higher Education Finance Corp.
(Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	4,805	5,293,909
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/40	3,500	3,830,820
City of Austin TX Water & Wastewater System Revenue
Series 2013A
5.00%, 11/15/29	5,000	5,588,300
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/26 (Pre-refunded/ETM)	6,000	6,530,220
Fort Bend Independent School District
Series 2009
5.00%, 2/15/27	1,705	1,734,769
5.00%, 2/15/27 (Pre-refunded/ETM)(b)	5,855	5,955,940
New Hope Cultural Education Facilities Finance Corp.
(CHF-Collegiate Housing Denton LLC)
AGM Series 2018A-1
5.00%, 7/01/38-7/01/48	1,600	1,746,174
North Texas Tollway Authority
(North Texas Tollway System)
Series 2015B
5.00%, 1/01/40	5,000	5,398,650
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,720	1,785,205

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp.
(NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	$3,000	$3,423,750

		41,287,737

Utah – 1.9%
Salt Lake City Corp. Airport Revenue
Series 2017A
5.00%, 7/01/47	4,500	4,939,740
Series 2018A
5.00%, 7/01/48	2,500	2,764,525

		7,704,265

Washington – 2.2%
FYI Properties
(FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	3,885	3,922,529
5.125%, 6/01/28	5,200	5,251,844

		9,174,373

West Virginia – 1.0%
West Virginia Hospital Finance Authority
(West Virginia United Health System Obligated Group)
Series 2018A
5.00%, 6/01/52	3,875	4,152,101

Wisconsin – 2.6%
Wisconsin Public Finance Authority
(CHF - Wilmington LLC)
AGM
5.00%, 7/01/58	10,000	10,640,100

Total Long-Term Municipal Bonds (cost $640,876,778)		663,090,111

	Shares
SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35%(h) (i) (j) (cost $475,161)	475,161	475,161

Total Investments – 161.2% (cost $641,351,939)		663,565,272
Other assets less liabilities – (60.5)%(k)		(249,196,708)
Preferred Shares at liquidation value – (0.7)%		(2,750,000)

Net Assets Applicable to Common Shareholders – 100.0%(l)		$411,618,564

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $7,882,184 or 1.9% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/23	11/30/05	$2,129,736	$1,809,841	0.44%

(e)	Illiquid security.
(f)	Defaulted.
(g)	Non-income producing security.
(h)	Affiliated investments.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,596,886 and gross unrealized depreciation of investments was $(2,383,553), resulting in net unrealized appreciation of $22,213,333.

(l)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

ETM – Escrowed to Maturity

OSF – Order of St. Francis

AB National Municipal Income Fund

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$623,333,745	$39,756,366	$663,090,111
Short-Term Investments	475,161	—	—	475,161
Liabilities:
Variable Rate MuniFund Term Preferred Shares(a)	—	(228,889,370)	—	(228,889,370)
Floating Rate Notes(a)	(26,095,000)	—	—	(26,095,000)
Other Financial Instruments(b)	—	—	—	—

Total(c)	$(25,619,839)	$394,444,375	$39,756,366	$408,580,902

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 10/31/18	$39,803,674	$39,803,674
Accrued discounts/(premiums)	(62,320)	(62,320)
Realized gain (loss)	(7,875)	(7,875)
Change in unrealized appreciation/depreciation	97,887	97,887
Purchases	—	—
Sales	(75,000)	(75,000)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 1/31/19	$39,756,366	$39,756,366

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$97,887	$97,887

As of January 31, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$543	$29,607	$29,675	$475	$16

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2019